EQUIPMENT (Details) - CAD ($)	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Equipment	$ 138,418	$ 0
Cost
Statement Line Items [Line Items]
Equipment	151,188
Accumulated Depreciation
Statement Line Items [Line Items]
Equipment	$ 12,770